DISCONTINUED OPERATIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Certain Consolidated Condensed Statements of Earnings information for discontinued operations [Abstract]
Net sales	$ 5,197	$ 5,424	$ 5,495
Loss from discontinued operations before income taxes	(11,496)	(1,418)	(1,671)
Income tax benefit	3,371	415	497
Loss from discontinued operations, net of tax	(8,125)	(1,003)	(1,174)
Pre-tax restructuring costs from discontinued operations	$ 10,998